                              NATIONS FUNDS TRUST
                          NATIONS LARGECAP INDEX FUND
                      NATIONS LARGECAP ENHANCED CORE FUND
                           NATIONS MIDCAP INDEX FUND
                          NATIONS SMALLCAP INDEX FUND
                               INVESTOR A SHARES
                                 (THE "FUNDS")

                         SUPPLEMENT DATED JUNE 30, 2005
               TO THE PROSPECTUS DATED AUGUST 1, 2004, AS AMENDED

     The prospectus for the share class of the Funds is hereby supplemented to reflect the following:

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

     The supplemental hypothetical investment information on the following pages provides additional information about the effect of the expenses of each Fund, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in the class of the Funds assuming a 5% return each year, the hypothetical year-end balance before expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used for each Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of any contractual fee waiver or expense reimbursement. Your actual costs may be higher or lower.

NATIONS LARGECAP INDEX FUND -- INVESTOR A SHARES

      ANNUAL EXPENSE RATIO        INITIAL HYPOTHETICAL INVESTMENT AMOUNT       ASSUMED RATE OF RETURN
              0.39%                             $10,000.00                               5%
              CUMULATIVE RETURN   HYPOTHETICAL YEAR-    CUMULATIVE RETURN   HYPOTHETICAL YEAR-     ANNUAL
               BEFORE FEES AND    END BALANCE BEFORE     AFTER FEES AND      END BALANCE AFTER    FEES AND
     YEAR         EXPENSES         FEES AND EXPENSES        EXPENSES         FEES AND EXPENSES    EXPENSES
       1            5.00%             $10,500.00              4.61%             $10,461.00        $ 39.90
       2           10.25%             $11,025.00              9.43%             $10,943.25        $ 41.74
       3           15.76%             $11,576.25             14.48%             $11,447.74        $ 43.66
       4           21.55%             $12,155.06             19.75%             $11,975.48        $ 45.68
       5           27.63%             $12,762.82             25.28%             $12,527.55        $ 47.78
       6           34.01%             $13,400.96             31.05%             $13,105.07        $ 49.98
       7           40.71%             $14,071.00             37.09%             $13,709.21        $ 52.29
       8           47.75%             $14,774.55             43.41%             $14,341.20        $ 54.70
       9           55.13%             $15,513.28             50.02%             $15,002.33        $ 57.22
      10           62.89%             $16,288.95             56.94%             $15,693.94        $ 59.86

  TOTAL GAIN BEFORE FEES & EXPENSES   $ 6,288.95

  TOTAL GAIN AFTER FEES & EXPENSES                                              $ 5,693.94

  TOTAL ANNUAL FEES & EXPENSES PAID                                                               $492.80


NATIONS LARGECAP ENHANCED CORE FUND -- INVESTOR A SHARES

      ANNUAL EXPENSE RATIO        INITIAL HYPOTHETICAL INVESTMENT AMOUNT       ASSUMED RATE OF RETURN
              0.75%                             $10,000.00                               5%
              CUMULATIVE RETURN   HYPOTHETICAL YEAR-    CUMULATIVE RETURN   HYPOTHETICAL YEAR-     ANNUAL
               BEFORE FEES AND    END BALANCE BEFORE     AFTER FEES AND      END BALANCE AFTER    FEES AND
     YEAR         EXPENSES         FEES AND EXPENSES        EXPENSES         FEES AND EXPENSES    EXPENSES
       1            5.00%             $10,500.00              4.25%             $10,425.00        $ 76.59
       2           10.25%             $11,025.00              8.68%             $10,868.06        $ 79.85
       3           15.76%             $11,576.25             13.30%             $11,329.96        $ 83.24
       4           21.55%             $12,155.06             18.11%             $11,811.48        $ 86.78
       5           27.63%             $12,762.82             23.13%             $12,313.47        $ 90.47
       6           34.01%             $13,400.96             28.37%             $12,836.79        $ 94.31
       7           40.71%             $14,071.00             33.82%             $13,382.35        $ 98.32
       8           47.75%             $14,774.55             39.51%             $13,951.10        $102.50
       9           55.13%             $15,513.28             45.44%             $14,544.02        $106.86
      10           62.89%             $16,288.95             51.62%             $15,162.14        $111.40

  TOTAL GAIN BEFORE FEES & EXPENSES   $ 6,288.95

  TOTAL GAIN AFTER FEES & EXPENSES                                              $ 5,162.14

  TOTAL ANNUAL FEES & EXPENSES PAID                                                               $930.32


NATIONS MIDCAP INDEX FUND -- INVESTOR A SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.39%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-  CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES       FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.61%            $10,461.00      $ 39.90
       2           10.25%            $11,025.00             9.43%            $10,943.25      $ 41.74
       3           15.76%            $11,576.25            14.48%            $11,447.74      $ 43.66
       4           21.55%            $12,155.06            19.75%            $11,975.48      $ 45.68
       5           27.63%            $12,762.82            25.28%            $12,527.55      $ 47.78
       6           34.01%            $13,400.96            31.05%            $13,105.07      $ 49.98
       7           40.71%            $14,071.00            37.09%            $13,709.21      $ 52.29
       8           47.75%            $14,774.55            43.41%            $14,341.20      $ 54.70
       9           55.13%            $15,513.28            50.02%            $15,002.33      $ 57.22
      10           62.89%            $16,288.95            56.94%            $15,693.94      $ 59.86

  TOTAL GAIN BEFORE FEES & EXPENSES  $ 6,288.95

  TOTAL GAIN AFTER FEES & EXPENSES                                           $ 5,693.94

  TOTAL ANNUAL FEES & EXPENSES PAID                                                          $492.80


NATIONS SMALLCAP INDEX FUND -- INVESTOR A SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.46%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.54%            $10,454.00      $ 47.04
       2           10.25%            $11,025.00              9.29%            $10,928.61      $ 49.18
       3           15.76%            $11,576.25             14.25%            $11,424.77      $ 51.41
       4           21.55%            $12,155.06             19.43%            $11,943.46      $ 53.75
       5           27.63%            $12,762.82             24.86%            $12,485.69      $ 56.19
       6           34.01%            $13,400.96             30.53%            $13,052.54      $ 58.74
       7           40.71%            $14,071.00             36.45%            $13,645.12      $ 61.40
       8           47.75%            $14,774.55             42.65%            $14,264.61      $ 64.19
       9           55.13%            $15,513.28             49.12%            $14,912.23      $ 67.11
      10           62.89%            $16,288.95             55.89%            $15,589.24      $ 70.15

  TOTAL GAIN BEFORE FEES & EXPENSES  $ 6,288.95

  TOTAL GAIN AFTER FEES & EXPENSES                                            $ 5,589.24

  TOTAL ANNUAL FEES & EXPENSES PAID                                                           $579.17


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